Document and Entity Information	Apr. 25, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001822366
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	ALTITUDE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39772
Entity Tax Identification Number	85-2533565
Entity Address, Address Line One	400 Perimeter Center Terrace
Entity Address, Address Line Two	Suite 151
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	800
Local Phone Number	950 2950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	ALTUU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ALTU
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ALTUW
Security Exchange Name	NASDAQ